UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Institutional Investment Manager Filing This Report:

CC&L FINANCIAL SERVICES GROUP
1200-925 West Georgia Street
Vancouver, British Columbia
V6C 3L2

The institutional investment manager filing this report and the person by Whom it is signed hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists, and tables, are consider integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gord MacDougall
Title: Partner
Phone: (604) 643-3155
Signature, Place, and Date of Signing:

Gord MacDougall	Vancouver, British Columbia	December 31, 1999

Report Type:

[X]	13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total: 130990903

Form 13F Information Table Value Total: 3488780

Name:


                                             FORM 13F


               Name of Reporting Manager: The CC&L FINANCIAL SERVICES GROUP


                                                                			                       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP       VALUE      Shares/     INVSTMT  SOLE     SHARED     NONE
                                                                 (x$1000)   PRN AMT     DSCRETN


Abitibi-Consolidated Inc.           Common           003924107    98,830    8,457,304    SOLE      0      8,457,304    0
Alberta Energy Company Ltd.         Common           012873105   204,573    6,574,522    SOLE      0      6,574,522    0
Alcan Aluminum Ltd.                 Common           013716105   256,584    6,247,001    SOLE      0      6,247,001    0
Bank of Montreal                    Common           063671101   260,863    7,652,338    SOLE      0      7,652,338    0
BCE Inc.                            Common           05534B109   419,368    5,418,350    SOLE      0      5,418,350    0
Canadian National Railway Co.       Common           136375102   172,304    6,523,180    SOLE      0      6,523,180    0
Canadian Occidental Petroleum Ltd.  Common           136420106   226,895   11,513,538    SOLE      0     11,513,538    0
Laidlaw Inc.                        Common           50730K503   164,715   31,551,021    SOLE      0     31,551,021    0
Magna International Inc.            CL A             559222401   259,548    6,103,393    SOLE      0      6,103,393    0
Mitel Corp.                         Common           606711109   116,899    8,452,940    SOLE      0      6,103,393    0
Nortel Networks Co.                 Common           656569100   365,674    3,625,900    SOLE      0      3,625,900    0
Quebecor Printing Inc.              Sub VTG Common   747922102   171,395    7,685,956    SOLE      0      7,685,956    0
Royal Bank of Canada                Common           780087102   340,815    7,761,984    SOLE      0      7,761,984    0
Suncor Inc.                         Common           867229106   305,523    7,315,350    SOLE      0      7,315,350    0
Transcanada Pipelines               Common           893526103    52,795    6,108,126    SOLE      0      6,108,126    0
